Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:
The Group’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to realization value of inventory, valuation of share-based compensation, useful lives of property, plant and equipment and royalty liabilities. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial position or results of operations.

Principles of consolidation
C.	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Joint venture
D.	Joint venture
The Company’s investment in joint venture (“JV”) in Spain (see Note 6), in which it has the ability to exercise significant influence, is accounted for under the equity method.
Functional and presentation currency
E.	Functional and presentation currency:

Throughout 2023, the functional currency of the Parent Company’s financial statements was the New Israeli Shekel (“NIS”) and the presentation currency was the U.S. Dollar ($). Effective January 1, 2024 the Company changed its functional currency to the U.S. dollar from the NIS.

The change in functional currency to the U.S. dollar resulted inter-alia in a reclassification of the Company’s certain equity-classified warrants (whose fair value as of January 1, 2024 was $1,649 thousand), to liabilities due to their NIS-denominated exercise price. See also Note 11C, as to changes in the currency of exercise price made during 2024.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in financial income or expenses.

Cash, cash equivalents and restricted cash deposits
F.	Cash, cash equivalents and restricted cash deposits

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash. Restricted cash consists primarily of bank deposits to secure obligations under our operating lease agreements. Restricted cash is presented at cost, including accrued interest, and is classified as current or non-current based on the remaining term of the restriction.

Accounts receivable
G.	Accounts receivable

Accounts receivable balances are due from customers that receive engineering services or enter into projects with the Company for the installation of TES systems. Contracts with customers are entered into based on evaluation of a customer’s financial condition and typically include customers with high credit rating. Trade accounts receivable from sales of services or systems are typically due within 60 days from reaching the agreed milestone between the parties.

Concentration of Credit Risk
H.	Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of trade and other receivables, and cash, cash equivalents and restricted deposits held at financial institutions.

The Company places its cash and cash equivalents, bank deposits and restricted deposits in high credit quality financial institutions. In general, customers are not required to provide collateral or any other security to support accounts receivable but are required to make progress payments during the course of project execution.

The Company estimates the expected credit losses by applying the related corporate default rate which corresponds to the credit rating of the specific customer.

As of December 31, 2025 and 2024 there are no current expected credit loss allowances.

Inventories
I.	Inventories

Inventory is measured at the lower of cost and net realizable value.

Inventory costing is based on the first-in-first-out method. In the case of purchased goods and work in process, costs include raw materials, direct labor and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less attributable selling expenses.

Property, plant and equipment
J.	Property, plant and equipment

Property, plant and equipment items (including leasehold improvements) are initially recognized at cost of acquisition or construction, less relevant government investment grants and accumulated depreciation and impairment.

The cost of self-constructed assets includes the cost of the direct materials, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Repairs and maintenance are charged to the statement of comprehensive loss during the period in which they are incurred.

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

Plant	10-14 years (mainly 10)
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years

Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of comprehensive loss.

Research and development
K.	Research and development

Research and development expenses include costs associated with the ongoing development of the Company’s TES units and technology, including compensation and employee benefits and allocated costs associated with the research and development department. Research and development expenses are expensed as incurred.

Impairment of long-lived assets
L.	Impairment of long-lived assets

Long lived assets held and used by the Company are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

Government grants
M.	Government grants

Government grants, which are received from Israeli government agencies and ministries, from the BIRD Foundation and New York Power Authority (“NYPA”) (in a combined agreement - see Note 12), as participation in research and development that is conducted by the Company, are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance that the grant will be received. Grants are recognized as a deduction from research and development expenses as the applicable costs are incurred, and presented in research and development expenses, net, except for amounts attributed to royalties that are probable to be paid therefore at time of the grant recognition.

Research and development expenses, net for the years ended December 31, 2025, 2024 and 2023, include participation in research and development expenses in the amount of approximately $0 thousand, $0 thousand and $92 thousand, respectively.

Loss Contingencies
N.	Loss Contingencies

The Company may be involved, from time to time, in various claims and legal proceedings that arise in the ordinary course of business. The Company recognizes a liability when it is probable that a loss has incurred and can reasonably estimate the loss. The Company regularly evaluates current information to determine whether it should adjust a recorded liability or record a new one. As of December 31, 2025, no such claims or proceedings are pending against the Company.

Fair value measurements
O.	Fair value measurements

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are used when little or no market data is available.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and EIB loan, approximates their fair value.

As of December 31, 2025 and 2024, except for warrants liability (level 2 in the hierarchy) of $0 thousand and $10 thousand, respectively, the company has no financial instruments measured at fair value.

Warrants
P.	Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common stock. Warrants that determined to be classified as equity, are recorded as a component of additional paid-in capital.

Convertible preferred shares
Q.	Convertible preferred shares

Following the issuance of its convertible preferred shares, the Company considered their classification as either equity or debt in accordance with ASC 480. The Company determined and classified them as permanent equity as they do not contain any mandatory redeemable provisions. Further, the Company concluded that the conversion features associated with the convertible preferred shares were deemed to be clearly and closely related to the host instrument (the ordinary shares) and were therefore not bifurcated as a derivative under ASC 815.

Loss per share
R.	Loss per share

Net loss per share is calculated and reported under the “two-class” method. Basic loss per share is computed by dividing net income or loss, reduced by preference and deemed dividends for down-round adjustments, by the weighted-average number of Ordinary Shares outstanding during the year including prefunded warrants with token exercise price (“penny” warrants). Diluted loss per share is based on the weighted average number of Ordinary Shares used for basic computation, taking into account that the preferred shares do not participate in losses and as the inclusion of any potential Ordinary Shares in the reported years would be anti-dilutive.

Potentially dilutive Ordinary Shares result from the conversion of preferred shares, the assumed exercise of options and warrants, using the “treasury stock” method, and the assumed vesting of restricted share units.

Share-based payment
S.	Share-based payment

The Company measures all share-based awards, including share options, restricted shares (“RS”) and restricted share units (“RSUs”), based on their estimated fair value on the grant date for awards to its employees, directors and service providers.

The Company uses the Black-Scholes pricing model to determine the fair values of share options. The option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and expected term. Any changes in these highly subjective assumptions would significantly impact the share-based compensation expense. We measure the fair value of RSs and RSUs based on the grant-date share price of the underlying ordinary share.

Share-based compensation expenses for options and RSUs are recognized using the accelerated attribution method, over the requisite service period (primarily a three or four year vesting period for share options and one year for RSUs), net of estimated forfeitures. See Note 11D for further information. The Company’s RS and RSU’s are registered under the Company’s S-8 registration statements and therefore, once fully vested, they are included in the Company’s outstanding ordinary shares.

Revenue recognition
T.	Revenue recognition:

Revenues are recognized in accordance with ASC 606; revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.

Deferred revenue is mainly comprised of payment made on completion of certain milestones, prior to final delivery, or up-front fees. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional.  The Group’s contract liabilities from contracts with customers consist primarily of deferred revenue.

(1)	Revenue from sale of TES units

The Company manufactures and sells TES units based on the development and its technological know-how and patents. The Group sells the TES units as a finished product, either under a sale contract with the customer or a sale type lease (see also Note 2U).

The sale of TES units is recognized at a point in time when the Group delivers the product to the customer. Delivery of the TES units does not occur until the products have been sent to the specified location, and the customer has received the products in accordance with the contract of sale and the Group has objective evidence that all the criteria for receipt have been met.

(2)	Revenue from rendering engineering services

The Company provides, from time to time, ancillary engineering services in connection with the potential sale of the TES units. Revenue from the provision of such services is recognized in accordance with milestones performed.

Leases
U.	Leases:

1) The Company as a lessee

The Group leases buildings, offices and vehicles under operating leases. Lease agreements are for a period of between 3 and 5 years, which include extension options.

The Company determines if an arrangement is a lease at inception, and recognizes right-of- use (“ROU’) assets and current and non-current operating lease liabilities in the consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will either exercise or not exercise the option to renew or terminate the lease. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined, in which case the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date.

The Company recognizes a single lease expense on a straight-line basis over the lease term and reduces the lease liabilities by the payments made. ROU asset amortization, referred to as non-cash lease expense, along with the change in the operating lease liabilities are separately presented within the cash flows from operating activities on the consolidated statements of cash flows.

Lease liabilities and right-of-use assets are remeasured when there is a change in the lease term or the lease payments.

2) The Company as a lessor

The Company has entered into several contracts to build TES systems that will be commissioned to customers under long-term lease arrangements with purchase options; these arrangements typically include certain support services that are accounted for separately under ASC 606.

The Company applies ASC 842: “leases” to determine whether these transactions are a sale-type or operating-type leases. For that purpose, the Company considers the terms and conditions of each contract and all relevant terms and circumstances upon commencement of the lease as promulgated in ASC 842-10-25-2.

The Company has determined that the lessee does not obtain control of the TES systems under construction and that the commencement date for these contracts is when the systems is functional and provides energy according to established specifications.

At the commencement date:

- for sale type leases, the Company shall recognize revenue in the aggregated amount of its net investment in the lease and selling profit or selling loss arising from the lease, and derecognize the underlying asset. The net investment in the lease includes the lease receivable, which is measured at the present value, discounted using the rate implicit in the lease, and the present value of any unguaranteed residual asset at the end of the lease.

- For operating leases, the Company shall defer initial direct costs, and subsequently recognize the lease payments as income in profit or loss over the lease term on a straight-line basis.

Retirement and Severance Pay
V.	Retirement and Severance Pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

The Company’s liability for severance pay is covered by the provisions of Section 14 of the Israeli Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed by the Company on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as assets on the consolidated statements of position.

The expenses recognized in 2025, 2024 and 2023 in relation to these contributions were $313 thousand, $ 275 thousand and $ 266 thousands, respectively.

Income Taxes
W.	Income Taxes

Income taxes are recognized using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained on examination. If this threshold is met, the second step is to measure the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate settlement.

Segments
X.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting”. Accordingly, the Company has determined that it has one operating and reportable segment - see also Note 14.

New Accounting Pronouncements
Y.	New Accounting Pronouncements

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, and as long as the Company qualifies for this status, it may elect to defer compliance with new or revised ASUs until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Newly issued and not yet adopted accounting pronouncements:

ASU 2023-09 Income Taxes (Topic 740). This pronouncement requires improvements to income tax disclosures, and is effective for entities other than public business entities for annual reporting periods beginning after December 15, 2025. This is not expected to have a material effect on the consolidated financial statements as a result of its future adoption.

ASU 2025-10—Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities: this pronouncement will require business entities to recognize, measure, and present government grants based on the following principles: grants will be recognized when compliance with conditions is probable, and that the grant will be received, while offering specific accounting approaches for grants related to assets versus income.

This pronouncement will be effective for annual reporting periods beginning after December 15, 2028.